TREASURY SHARES - Additional Information (Details) - USD ($)					12 Months Ended
	Dec. 31, 2024	Jun. 01, 2023	Sep. 28, 2022	Mar. 15, 2021	Dec. 31, 2024	Apr. 23, 2024	Apr. 21, 2023	Apr. 22, 2022	Aug. 19, 2021	Mar. 02, 2021	Jun. 05, 2019
American Depositary Shares
TREASURY SHARES
Average repurchase price per ADS	$ 2.55
American Depositary Shares | Share Repurchase Programs 2019
TREASURY SHARES
Authorized to repurchase of shares											$ 10,000,000
American Depositary Shares | Share Repurchase Programs 2022
TREASURY SHARES
Authorized to repurchase of shares								$ 50,000,000
American Depositary Shares | Share Repurchase Programs 2023
TREASURY SHARES
Number of Shares repurchased					5,746,196
American Depositary Shares | New Share Repurchase Program
TREASURY SHARES
Authorized to repurchase of shares						$ 50,000,000	$ 50,000,000
American Depositary Shares | Share Repurchase Program 2019 Share Repurchase Program 2021 Share Repurchase Program 2022 And New Share Repurchase Programs
TREASURY SHARES
Number of Shares repurchased					46,565,379
Average repurchase price per ADS					$ 2.81
Repurchase Value					$ 130,860,764
American Depositary Shares | Share Repurchase Program 2019 Share Repurchase Program 2021 Share Repurchase Program 2022 And Share Repurchase Program 2023
TREASURY SHARES
Repurchase Value	$ 111,413,918
American Depositary Shares | Xiehuai L.P. | Share Repurchase Programs 2021
TREASURY SHARES
Number of Shares repurchased				3,000,000
Average repurchase price per ADS				$ 9.45
Repurchase Value				$ 28,350,000
American Depositary Shares | Minghuai LP And Xiehuai LP | Share Repurchase Programs 2022
TREASURY SHARES
Number of Shares repurchased			1,735,027
Average repurchase price per ADS			$ 2.3
Repurchase Value			$ 3,991,729
American Depositary Shares | Investor | New Share Repurchase Program
TREASURY SHARES
Number of Shares repurchased		24,300,562
Average repurchase price per ADS		$ 1.3
Repurchase Value		$ 31,590,731
Class A Ordinary shares
TREASURY SHARES
Number of Shares repurchased					87,468,668
Shares issued under ESOP					5,662,090
Class A Ordinary shares | Share Repurchase Programs 2023
TREASURY SHARES
Number of Shares repurchased					11,492,392
Class A Ordinary shares | Share Repurchase Programs 2021
TREASURY SHARES
Authorized to repurchase of shares									$ 100,000,000	$ 100,000,000
Class A Ordinary shares | Share Repurchase Program 2019 Share Repurchase Program 2021 Share Repurchase Program 2022 And New Share Repurchase Programs
TREASURY SHARES
Number of Shares repurchased					93,130,758
Class A Ordinary shares | Xiehuai L.P. | Share Repurchase Programs 2021
TREASURY SHARES
Number of Shares repurchased				6,000,000
Class A Ordinary shares | Minghuai LP And Xiehuai LP | Share Repurchase Programs 2022
TREASURY SHARES
Number of Shares repurchased			3,470,054
Class A Ordinary shares | Investor | New Share Repurchase Program
TREASURY SHARES
Number of Shares repurchased		48,601,124